MEMBERS MUTUAL FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.274.0300; Fax: 608.663.9010

November 3, 2009

BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:     MEMBERS Mutual Funds (SEC File Nos. 333-29511; 811-08261) Rule 497(j) Filing

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the MEMBERS Mutual Funds (the "Company") for the Equity Income Fund (the "Fund") after the effective date of Post-Effective Amendment No. 27 to the Company's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1933, as amended, in accordance with Rule 497(j) under such Act, we hereby provide you with notice that (1) the form of Prospectus and the form of Statement of Additional Information for the Funds that would have been filed under Rule 497(c) by the Company would not have differed from the Prospectus and Statement of Additional Information contained in the Company's Post-Effective Amendment No. 27, and (2) the text of the Company's Post-Effective Amendment No. 27 was filed electronically on October 9, 2009 (which became effective on November 1, 2009).

Please do not hesitate to contact me if you have any questions regarding this letter.

                    Very Truly Yours,

                    /s/Pamela M. Krill

                    Pamela M. Krill
                              General Counsel and Chief Legal Officer